Credit from Banks and Others (Narratives) (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Maximum ratio of net debt to EBITDA	4.75
Maximum amount of cash to be received for sale of customer debts in securitization transaction	$ 350	$ 405	$ 350
Utilization of the securitization facility	$ 331	$ 331
Secured trade receivable in case of credit default percentage ownership	30.00%
Limit guarantees and indemnities to third parties up to an agreed amount	$ 550
Grant loans only to subsidiaries and to associated companies in which it holds at least	25.00%
Total guarantees of the Company including to an associated Company	$ 77